Acceptances (Tables)	12 Months Ended
Mar. 31, 2018
Text block1 [abstract]
Summary of Acceptances	Acceptances consist of:

	As at March 31,
	2017	2018	2018
	(₹ in million)	(₹ in million)	(US dollars in million)
Payable under trade financing arrangements	113,304	94,173	1,446

	113,304	94,173	1,446